Income tax expense - Additional information related to tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Income tax related to recognition in other comprehensive income
Deferred tax (note 17)	£ 1,901		£ 634		£ (21,684)
Current tax	(1,799)		(1,900)
Total income tax credit/(expense) recognized in other comprehensive income	102		(1,266)		(21,684)
US
Income tax related to recognition in other comprehensive income
Deferred tax (note 17)	422	[1]	(2,208)	[1]	(17,494)
UK
Income tax related to recognition in other comprehensive income
Deferred tax (note 17)	£ 1,479	[2]	£ 2,842	[2]	£ (4,190)

[1]	The full deferred tax asset balance is expected to be recovered after more than one year.
[2]	Of the total deferred tax liability, £29,131,000 is expected to be settled after more than one year.